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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	February 14, 2012
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total: $327,663
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
21VIANET GROUP INC   SPONSORED ADR  90138A103	     166	 18,100	   SH		    SOLE	  18,100
ALIGN TECHNOLOGY INC	  COM	    016255101	   5,701	240,300	   SH		    SOLE	 240,300
BANK OF AMERICA 	  COM	    060505104	   2,602        468,000	   SH		    SOLE         468,000
   CORPORATION
BERKSHIRE HATHAWAY INC	  CL B NEW  084670702	   2,976	 39,000	   SH		    SOLE	  39,000
   DEL
CROWN CASTLE INTL CORP	  COM	    228227104	   5,394        120,400	   SH		    SOLE         120,400
D R HORTON INC	   	  COM	    23331A109	   5,738	455,000	   SH		    SOLE	 455,000
EQUINIX INC     	  COM NEW   29444U502	  85,399	842,200	   SH		    SOLE	 842,200
FOCUS MEDIA HLDG LTD  SPONSORED ADR 34415V109	  14,122	724,600	   SH		    SOLE	 724,600
GENERAL MTRS CO	  	  COM	    37045V100	  11,727	578,541	   SH		    SOLE	 578,541
GOOGLE INC 		  CLA	    38259P508	  42,759	 66,200    SH		    SOLE	  66,200
MASTERCARD INC  	  CLA	    57636Q104	  27,067	 72,600    SH		    SOLE	  72,600
MENTOR GRAPHICS CORP      COM	    587200106	   2,003	147,729	   SH		    NONE	 		 147,729
OCH ZIFF CAP MGMT CORP	  CLA	    67551U105	   2,103	250,000    SH		    SOLE	 250,000
OPENTABLE INC		  COM	    68372A104	  13,393	342,261	   SH		    SOLE	 342,261
PRICELINE COM INC	  COM NEW   741503403	  16,800	 35,920	   SH		    SOLE	  35,920
QUALCOMM INC	          COM	    747525103	  16,465	301,000	   SH		    SOLE	 301,000
RACKSPACE HOSTING INC 	  COM	    750086100	  25,974	603,900	   SH		    SOLE	 603,900
SBA COMMUNICATIONS CORP	  COM	    78388J106	   2,578	 60,000	   SH		    SOLE	  60,000
SELECT SECTOR SPDR TR SBI INT-FINL  81369Y605	  10,036	772,000	   SH		    SOLE	 772,000
SPREADTRUM COMMUNICATIONS ADR	    849415203	  15,031	719,870	   SH		    SOLE	 719,870
   IN
TEXAS INDS INC		  COM	    882491103	   6,002	195,000	   SH		    SOLE	 195,000
VERINT SYSTEMS INC 	  COM	    92343X100	   3,136	113,880	   SH		    SOLE	 113,880
WEYERHAEUSER CO		  COM       962166104	   4,387	235,000	   SH		    SOLE	 235,000
GENERAL MTRS CO	 *W EXP 07/10/2012  37045V118	   3,663	312,312	   SH		    SOLE	 312,312
GENERAL MTRS CO	 *W EXP 07/10/2012  37045V126	   2,442	312,312	   SH		    SOLE	 312,312



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